UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

ClearShares OCIO ETF
Schedule of Investments
August 31, 2018 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS - 98.5%
	Global Equity - 73.5%
55,000	Clearshares Ultra-Short Maturity ETF (a) (b)	$5,512,925
105,000	First Trust NASDAQ Cybersecurity ETF	3,009,300
42,708	Invesco KBW Bank ETF	2,434,356
43,525	Invesco KBW Regional Banking E	2,576,245
77,058	iShares Core MSCI EAFE ETF	4,909,365
75,933	iShares Core MSCI Total International Stock ETF	4,569,648
17,849	iShares Core S&P 500 ETF	5,219,762
5,400	iShares Edge MSCI Min Vol USA ETF (c)	305,586
62,963	iShares Edge MSCI Multifactor Emerging Markets ETF	2,814,761
169,210	iShares Edge MSCI Multifactor International ETF	4,693,885
28,880	iShares Edge MSCI USA Momentum Factor ETF	3,413,038
50,211	iShares Edge MSCI USA Value Factor ETF (c)	4,444,176
19,298	iShares MSCI Japan ETF	1,123,530
88,195	Vanguard FTSE All-World ex-US ETF	4,594,077
107,289	Vanguard FTSE Developed Markets ETF	4,626,302
55,408	Vanguard FTSE Emerging Markets ETF	2,329,352
33,804	Vanguard Growth ETF (c)	5,433,655
23,770	Vanguard Mid-Cap ETF	3,937,500
18,188	Vanguard Russell 1000 Growth ETF	2,903,169
19,533	Vanguard S&P 500 ETF	5,209,842
6,085	Vanguard Small-Cap Growth ETF	1,155,724
33,966	Vanguard Total Stock Market ETF (c)	5,097,278
38,083	Vanguard Value ETF	4,216,550
		84,530,026
	Fixed Income - 25.0%
48,500	iShares Core Total USD Bond Market ETF	2,401,235
39,367	iShares Core U.S. Aggregate Bond ETF	4,189,042
141,920	iShares iBonds Dec 2018 Term Corporate ETF	3,565,740
17,267	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (c)	1,754,845
5,627	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	515,377
41,573	Vanguard Intermediate-Term Bond ETF (c)	3,376,975
50,949	Vanguard Short-Term Bond ETF (c)	3,988,797
44,038	Vanguard Short-Term Corporate Bond ETF (c)	3,452,579
26,653	Vanguard Short-Term Treasury ETF	1,597,048
49,354	Vanguard Total Bond Market ETF	3,914,759
		28,756,397
	TOTAL EXCHANGE TRADED FUNDS (Cost $107,434,359)	113,286,423

	SHORT-TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,757,848	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.85% (d)	1,757,848
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,757,848)	1,757,848

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%
17,776,880	First American Government Obligations Fund, Class Z, 1.78% (d) (e)	17,776,880
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,776,880)	17,776,880
	TOTAL INVESTMENTS - 115.5% (Cost $126,969,087)	132,821,151
	Liabilities in Excess of Other Assets - (15.5)%	(17,815,868)
	NET ASSETS - 100.0%	$115,005,283

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Exchange Traded Fund
(c)	All or portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $17,409,354 or 15.1% of net assets.
(d)	Annualized seven-day yield as of August 31, 2018.
(e)	Investment purchased with cash proceeds from securities lending. Total collateral has a value of $17,776,880 as of August 31, 2018.

ClearShares Ultra-Short Maturity ETF
Schedule of Investments
August 31, 2018 (Unaudited)
Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS - 99.8%
	Bank of New York Mellon Repurchase Agreements - 99.8%
5,000,000	1.98%, dated 08/27/18, matures 09/04/18, repurchase price $5,002,200
	(collateralized by various government agency obligations: Total Value $5,100,000) (a)	$5,000,000
5,000,000	1.98%, dated 08/28/18, matures 09/04/18, repurchase price $5,001,925
	(collateralized by various government agency obligations: Total Value $5,100,000) (a)	5,000,000
5,000,000	1.97%, dated 08/29/18, matures 09/05/18, repurchase price $5,001,915
	(collateralized by various government agency obligations: Total Value $5,101,184) (a)	5,000,000
5,000,000	1.96%, dated 08/30/18, matures 09/06/18, 1.96%, repurchase price $5,001,906
	(collateralized by various government agency obligations: Total Value $5,100,018) (a)	5,000,000
5,000,000	1.97%, dated 08/31/18, matures 09/07/18, repurchase price $5,001,915
	(collateralized by various government agency obligations: Total Value $5,101,125) (a)	5,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $25,000,000)	25,000,000
	TOTAL INVESTMENTS - 99.8% (Cost $25,000,000)	25,000,000
	Other Assets in Excess of Liabilities - 0.2%	58,762
	NET ASSETS - 100.0%	$25,058,762

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018:

ClearShares OCIO ETF
Description^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 110,710,178	$ 2,576,245	$ -	$ 113,286,423
Short-Term Investments	1,757,848	-	-	1,757,848
Investments Purchased with Securities Lending Collateral	17,776,880	-	-	17,776,880
Total Investments in Securities	$ 130,244,906	$ 2,576,245	$ -	$ 132,821,151
^ See Schedule of Investments for further disaggregation of investment categories.

ClearShares Ultra-Short Maturity ETF
Description^	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$ -	$ 25,000,000	$ -	$ 25,000,000
Total Investments in Securities	$ -	$ 25,000,000	$ -	$ 25,000,000
^ See Schedule of Investments for further disaggregation of investment categories.

For the period ended August 31, 2018, there were no transfers into or out of Level 1, 2, or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

The ClearShares OCIO ETF had the following transactions during the period ended August 31, 2018 with affiliates:

	Share Activity				Period Ended August 31, 2018
Security Name	Balance June 1, 2018	Purchases	Sales	Balance August 31, 2018	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ClearShares Ultra-Short Maturity ETF	-	55,000	-	55,000	$ 5,512,925	$ -	$ -	$ 11,775

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)         /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         10/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         10/25/18

By (Signature and Title)*            /s/ Brett M. Wickmann
Brett M. Wickman, Assistant Treasurer (acting principal
financial officer)

Date         10/25/18

* Print the name and title of each signing officer under his or her signature.